INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9:-INTANGIBLE ASSETS, NET

a.The following table shows the Company's intangible assets for the periods presented:

	Weighted Average Useful life	December 31,
	(Years)	2020	2019
Original Cost:

Technology	3.8	$9,111	$9,111
Backlog	2.8	1,877	1,877
Customer relationships	4.4	3,592	3,592
IP R&D	6	3,659	3,659

		$18,239	$18,239
Accumulated amortization:

Technology		$9,111	$9,111
Backlog		1,877	1,877
Customer relationships		3,592	3,592
IP R&D		915	305

		$15,495	$14,885

Amortized cost		$2,744	$3,354

F - 34

ALLOT LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 9:-INTANGIBLE ASSETS, NET (Cont.)

b.Amortization expense for the years ended December 31, 2020, 2019 and 2018 were $ 610, $ 1,607 and $ 1,631, respectively.

c.Estimated amortization expense for the years ending:

Year ending December 31,

2021	610
2022	610
2023	610
Thereafter	914

Total	2,744